Goodwill and Other Intangible - Summary of reclassified noncurrent assets held for sale (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 04, 2017	Feb. 27, 2016	Feb. 28, 2015
Goodwill and Other Intangible
Unfavorable lease intangibles	$ 23,703	$ 30,605
Amortization expense for intangible assets and liabilities	165,579	$ 131,374	$ 64,290
Anticipated annual amortization expense for intangible assets and liabilities
2018	143,747
2019	116,958
2020	93,063
2021	69,054
2022	$ 47,148